UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

Daily Assets Fund Institutional

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 23.1%
ABN Amro Bank NV:
5.365%, 3/5/2007	25,000,000	24,998,700
5.53%, 12/27/2006	12,000,000	12,002,540
Banco Bilbao Vizcaya Argentaria SA, 4.84%, 1/31/2007	18,000,000	17,997,966
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 5.3%, 10/2/2006	25,000,000	25,000,000
Calyon:
4.75%, 11/14/2006	40,000,000	40,000,000
5.32%, 4/27/2007	35,000,000	35,000,000
Canadian Imperial Bank of Commerce:
4.75%, 11/14/2006	25,000,000	25,000,000
4.75%, 12/15/2006	25,000,000	25,000,000
5.4%, 10/6/2006	28,000,000	28,000,297
Credit Suisse, 5.29%, 10/6/2006	50,000,000	50,000,000
HBOS Treasury Services PLC:
5.305%, 4/19/2007	15,000,000	15,000,000
5.34%, 12/7/2006	70,000,000	70,000,000
Mizuho Corporate Bank, 5.375%, 11/30/2006	25,000,000	25,000,205
Monument Gardens Funding LLC, 5.29%, 11/29/2006	10,000,000	9,913,303
Natexis Banque Populaires:
5.0%, 2/8/2007	10,000,000	10,000,000
5.0%, 2/9/2007	10,000,000	10,000,000
Norddeutsch Landesbank Girozentrale, 5.35%, 12/12/2006	20,000,000	19,996,605
Norinchukin Bank:
5.34%, 11/13/2006	25,000,000	25,000,000
5.38%, 11/20/2006	25,000,000	25,000,000
Royal Bank of Scotland PLC:
4.4%, 10/4/2006	40,000,000	40,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
Societe Generale:
5.32%, 2/20/2007	20,000,000	20,000,000
5.51%, 10/23/2006	25,000,000	25,000,729
Wells Fargo Bank, NA:
4.79%, 1/17/2007	35,000,000	35,003,917
5.27%, 10/27/2006	25,000,000	24,999,641

Total Certificates of Deposit and Bank Notes (Cost $662,913,903)		662,913,903
Commercial Paper*** 16.2%
Carrera Capital Finance LLC, 5.29%, 10/30/2006	37,500,000	37,340,198
CC (USA), Inc.:
4.96%, 10/3/2006	20,000,000	19,994,489
5.23%, 3/9/2007	10,000,000	9,769,008
Cedar Springs Capital Company LLC:
5.29%, 10/5/2006	10,000,000	9,994,122
5.29%, 10/13/2006	30,000,000	29,947,100
5.32%, 11/28/2006	12,400,000	12,293,718
5.39%, 10/4/2006	40,941,000	40,922,611
Compass Securitization LLC, 5.28%, 10/23/2006	25,000,000	24,919,333
CRC Funding LLC, 5.35%, 11/6/2006	20,000,000	19,893,000
Dorada Finance, Inc., 5.23%, 3/9/2007	10,000,000	9,769,008
Fox Trot CDO, Inc., 5.29%, 10/25/2006	22,000,000	21,922,413

Giro Funding US Corp., 5.29%, 1/22/2007	30,000,000	29,501,859
Greyhawk Funding LLC, 5.265%, 10/24/2006	35,000,000	34,882,269
Irish Life & Permanent PLC, 5.27%, 12/15/2006	25,000,000	24,725,521
Lake Constance Funding LLC, 5.27%, 12/7/2006	13,000,000	12,872,495
Monument Gardens Funding LLC, 5.32%, 2/16/2007	15,847,000	15,523,827
Nieuw Amsterdam Receivables Corp., 5.36%, 12/15/2006	18,586,000	18,378,456
Norddeutsche Landesbank Girozentrale, 5.26%, 12/21/2006	20,000,000	19,763,300
Perry Global Funding LLC, Series A, 5.29%, 12/21/2006	20,000,000	19,761,950
Simba Funding Corp.:
5.27%, 3/21/2007	30,000,000	29,249,025
5.29%, 12/19/2006	25,000,000	24,709,785

Total Commercial Paper (Cost $466,133,487)		466,133,487
Master Notes 5.4%
The Bear Stearns Co., Inc., 5.495% *, 10/2/2006 (a) (Cost $155,000,000)	155,000,000	155,000,000
Asset Backed 0.8%
Steers Mercury III Trust, 144A, 5.346% *, 5/27/2048 (Cost $24,000,000)	24,000,000	24,000,000
Promissory Notes* 4.3%
The Goldman Sachs Group, Inc.:
5.42%, 11/10/2006	75,000,000	75,000,000
5.495%, 1/16/2007	50,000,000	50,000,000

Total Promissory Notes (Cost $125,000,000)		125,000,000
Short Term Notes* 40.5%
American Express Centurion Bank, 5.3%, 4/10/2007	75,000,000	75,000,000
Australia & New Zealand Banking Group Ltd., 5.33%, 7/23/2007	20,000,000	20,000,000
BNP Paribas, 5.316%, 10/26/2007	20,000,000	20,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.369%, 10/19/2007	20,000,000	20,000,000
Carrera Capital Finance LLC, 144A, 5.372%, 3/22/2007	50,000,000	50,000,000
CIT Group, Inc., 5.605%, 2/15/2007	35,000,000	35,023,098
Commonwealth Bank of Australia, 5.33%, 10/24/2007	40,000,000	40,000,000
DNB NOR Bank ASA, 5.32%, 10/25/2007	21,500,000	21,500,000
Dorada Finance, Inc., 5.28%, 11/1/2006	30,000,000	29,999,745
Intesa Bank Ireland PLC, 5.33%, 7/25/2007	10,000,000	10,000,000
Merrill Lynch & Co., Inc.:
5.295%, 5/14/2007	25,000,000	25,000,000
5.31%, 8/24/2007	15,000,000	15,000,000
5.34%, 10/15/2007	30,000,000	30,000,000
5.425%, 5/29/2007	25,000,000	25,000,000
5.455%, 2/2/2007	25,000,000	25,000,000
Morgan Stanley, 5.445%, 2/5/2007	57,000,000	57,000,000
Natexis Banque Populaires:
5.35%, 2/28/2007	100,000,000	100,000,000
5.42%, 8/31/2007	25,000,000	25,000,000
National City Bank of Cleveland, 5.32%, 10/3/2006	100,000,000	100,000,000
Nordea Bank AB, 5.31%, 4/8/2011	20,000,000	20,000,000
Skandinaviska Enskilda Banken:
5.27%, 10/3/2007	35,000,000	34,989,605
5.33%, 9/18/2007	50,000,000	50,000,000
5.358%, 2/9/2011	15,000,000	15,000,000
The Bear Stearns Co., Inc., 5.445%, 10/18/2006	25,000,000	25,000,000
Toyota Motor Credit Corp.:
5.31%, 11/3/2006	50,000,000	50,000,000
5.32%, 5/14/2007	100,000,000	100,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.34%, 3/9/2007	40,000,000	40,000,000
5.34%, 6/15/2007	75,000,000	75,000,000
UniCredito Italiano SpA, 5.425%, 10/4/2006	25,000,000	24,999,900
Wachovia Bank NA, 5.425%, 5/22/2007	6,000,000	6,000,000

Total Short Term Notes (Cost $1,164,512,348)		1,164,512,348

	Municipal Bonds and Notes 0.4%
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series B, 5.33% **, 10/6/2007 (b) (Cost $10,000,000)				10,000,000	10,000,000
	Repurchase Agreements 9.1%
Banc of America Securities LLC, 5.39%, dated 9/29/2006, to be repurchased at $171,048,631 on 10/2/2006 (c)				170,971,836	170,971,836
UBS Securities LLC, 5.39%, dated 9/29/2006, to be repurchased at $90,040,350 on 10/2/2006 (d)				90,000,000	90,000,000

Total Repurchase Agreements (Cost $260,971,836)					260,971,836
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,868,531,574)				99.8	2,868,531,574
Other Assets and Liabilities, Net				0.2	6,757,520

Net Assets				100.0	2,875,289,094

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2006.

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2006.

***	Annualized yield at time of purchase; not a coupon rate.
(a)	Reset date; not maturity date.
(b)	Bond is insured by one of these companies.
				As a % of Total
	Insurance Coverage			Investment Portfolio
	Ambac Assurance Corp.			0.3
(c)	Collateralized by $176,804,178 of Federal National Mortgage Associations, with various coupon rates from 4.5- 6.5%, with various maturities of 7/1/2010 - 9/1/2036 with a value of $175,995,254.
(d)	Collateralized by:
	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	34,089,065	Federal Home Loan Mortgage Corp.	2.9-7.0	9/1/2022-8/1/2036	35,784,870
	57,128,725	Federal National Mortgage Association	3.3-8.9	10/1/2011-10/1/2044	56,018,556
	Total Collateral Value				91,803,426

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006